Income taxes	6 Months Ended
Jun. 30, 2026
Income taxes [Abstract]
Income taxes	Income taxes
For tax reporting purposes, the Company consolidates its entities under GLOBALFOUNDRIES Inc., a Cayman Islands entity. As a Cayman Islands entity, the Company’s domestic statutory income tax rate is 0.0%. The difference between the Company’s domestic statutory income tax rate and its effective income tax rate reflected in income tax benefit or income tax expense is primarily due to the effect of tax rates and permanent differences in other jurisdictions in which the Company operates. Applicable to tax years beginning in 2025, the Company's effective tax rate is not currently materially impacted by Pillar Two minimum top-up taxes but may be in the future.
The effective tax rate was 14.8% and (3.2)% for the three months ended June 30, 2026 and 2025, respectively, and was 28.9% and (5.5)% for the six months ended June 30, 2026 and 2025, respectively. The increase was primarily the result of tax expense related to exchange rate differences on the basis of certain non-monetary assets in Germany.